As filed with the Securities and Exchange Commission on May 1, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2017

Date of reporting period:  February 28, 2017

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - February 28, 2017 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	89.7%
	Aerospace & Defense	0.4%
	Lockheed Martin Corp.
$800,000	4.70%, due 5/15/46		$880,790
	Agricultural Chemicals	0.4%
	Mosaic Co.
785,000	3.75%, due 11/15/21		810,816
	Agriculture	0.3%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19		627,622
	Auto Parts	0.8%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20		1,200,178
	AutoZone, Inc.
600,000	3.125%, due 7/15/23		599,106
			1,799,284
	Autos	1.2%
	Ford Motor Co.
675,000	7.45%, due 7/16/31		857,466
	Ford Motor Credit Co. LLC
800,000	3.336%, due 3/18/21		815,447
600,000	5.875%, due 8/2/21		671,937
	General Motors Co.
400,000	5.20%, due 4/1/45		403,992
			2,748,842
	Banks	10.1%
	Associated Banc-Corp
400,000	2.75%, due 11/15/19		403,926
	Bank of America Corp.
2,000,000	2.625%, due 10/19/20		2,016,660
2,000,000	4.00%, due 1/22/25		2,017,196
700,000	3.875%, due 8/1/25		716,785
	Barclays Bank PLC
700,000	5.14%, due 10/14/20		747,979
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23		1,107,890
	Capital One N.A.
1,000,000	2.35%, due 8/17/18		1,007,218
	Citigroup, Inc.
550,000	2.45%, due 1/10/20		552,985
2,000,000	2.40%, due 2/18/20		2,006,466
500,000	2.70%, due 3/30/21		501,567
1,000,000	3.50%, due 5/15/23		1,008,150
700,000	3.40%, due 5/1/26		686,017
1,000,000	4.45%, due 9/29/27		1,026,120
540,000	5.30%, due 5/6/44		587,313
	Credit Suisse Group

700,000	5.40%, due 1/14/20		753,357
	Credit Suisse Group Funding (Guernsey) Ltd.
650,000	4.55%, due 4/17/26		673,870
	Discover Bank
700,000	3.20%, due 8/9/21		708,970
	Fifth Third Bancorp
930,000	4.50%, due 6/1/18		963,275
225,000	8.25%, due 3/1/38		322,031
	First Tennessee Bank
500,000	2.95%, due 12/1/19		506,322
	Huntington Bancshares, Inc.
1,500,000	3.15%, due 3/14/21		1,529,319
	JPMorgan Chase & Co.
1,500,000	4.25%, due 10/1/27		1,549,592
	KeyCorp
900,000	5.10%, due 3/24/21		986,426
			22,379,434
	Biotechnology	1.9%
	Amgen, Inc.
1,520,000	3.875%, due 11/15/21		1,606,204
1,006,000	4.663%, due 6/15/51		1,019,443
	Celgene Corp.
800,000	2.875%, due 8/15/20		813,136
800,000	4.625%, due 5/15/44		803,855
			4,242,638
	Broker	2.4%
	Goldman Sachs Group, Inc.
1,000,000	4.25%, due 10/21/25		1,027,097
950,000	6.75%, due 10/1/37		1,189,120
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37		1,251,572
	Morgan Stanley
900,000	4.875%, due 11/1/22		971,971
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20		782,111
			5,221,871
	Building Materials	0.4%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22		811,837
	Chemicals	1.7%
	Cytec Industries Inc.
880,000	3.95%, due 5/1/25		890,050
	Dow Chemical Co.
666,000	4.25%, due 11/15/20		709,750
865,000	7.375%, due 11/1/29		1,166,753
	HB Fuller Co.
500,000	4.00%, due 2/15/27		503,928
	RPM International, Inc.
500,000	6.125%, due 10/15/19		549,303
			3,819,784
	Commercial Finance	0.8%
	AerCap Ireland Capital Ltd.

1,000,000	4.625%, due 10/30/20		1,069,380
	Air Lease Corp.
700,000	3.875%, due 4/1/21		729,750
			1,799,130
	Communications	1.1%
	Telefonica Emisiones SAU
1,735,000	5.462%, due 2/16/21		1,905,648
475,000	7.045%, due 6/20/36		572,482
			2,478,130
	Communications Equipment	0.7%
	Harris Corp.
500,000	6.15%, due 12/15/40		609,873
	L3 Technologies, Inc.
775,000	4.75%, due 7/15/20		831,556
			1,441,429
	Consumer Finance	0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25		524,869
	Drugs and Druggists' Sundries Merchant Wholesalers	1.1%
	Actavis Funding SCS
700,000	3.00%, due 3/12/20		713,529
850,000	3.45%, due 3/15/22		869,863
800,000	4.75%, due 3/15/45		815,491
			2,398,883
	Electric Utilities	3.6%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21		488,220
470,000	4.90%, due 8/1/41		504,813
	Exelon Corp.
1,015,000	5.625%, due 6/15/35		1,171,687
	Indiana Michigan Power
750,000	6.05%, due 3/15/37		929,020
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19		765,705
	NiSource Finance Corp.
900,000	6.125%, due 3/1/22		1,035,266
400,000	5.25%, due 2/15/43		454,484
	Ohio Power Co.
1,100,000	5.375%, due 10/1/21		1,231,216
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32		816,142
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		588,700
			7,985,253
	Electrical Equipment Manufacturing	0.9%
	Fortive Corp.
750,000	3.15%, due 6/15/26 (c)		745,017
	Johnson Controls International plc
1,230,000	4.25%, due 3/1/21		1,305,290
			2,050,307
	Exploration & Production	0.8%
	Apache Corp.

700,000	3.25%, due 4/15/22		708,280
	EOG Resources, Inc.
527,000	2.625%, due 3/15/23		514,488
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24		545,788
			1,768,556
	Finance	0.4%
	Block Financial Corp.
900,000	5.50%, due 11/1/22		964,442
	Financial Services	1.5%
	Brookfield Finance, Inc.
1,000,000	4.25%, due 6/2/26		1,008,610
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		516,145
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		746,009
	OM Asset Management plc
1,000,000	4.80%, due 7/27/26		984,052
			3,254,816
	Food	1.1%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28		1,624,419
	Kroger Co.
780,000	6.15%, due 1/15/20		863,766
			2,488,185
	Food and Beverage	1.4%
	Kraft Heinz Foods Co.
700,000	3.50%, due 7/15/22		716,411
1,000,000	3.00%, due 6/1/26		946,193
1,000,000	4.375%, due 6/1/46		944,432
	Mead Johnson Nutrition Co.
500,000	3.00%, due 11/15/20		510,749
			3,117,785
	Gas Pipelines	0.5%
	Plains All American Pipeline, L.P.
1,100,000	6.50%, due 5/1/18		1,156,950
	Hardware	0.9%
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
900,000	4.42%, due 6/15/21 (c)		944,685
900,000	6.02%, due 6/15/26 (c)		991,361
			1,936,046
	Health and Personal Care Stores	1.3%
	CVS Health Corp.
700,000	2.80%, due 7/20/20		712,417
620,000	3.875%, due 7/20/25		641,414
1,000,000	2.875%, due 6/1/26		961,091
500,000	5.125%, due 7/20/45		559,192
			2,874,114
	Health Care	0.2%
	Cardinal Health, Inc.
500,000	2.40%, due 11/15/19		504,826
	Health Care Facilities and Services	0.8%

	Express Scripts Holding Co.
800,000	4.75%, due 11/15/21		864,895
	McKesson Corp.
800,000	4.883%, due 3/15/44		828,354
			1,693,249
	Home and Office Products Manufacturing	0.5%
	Newell Brands, Inc.
1,000,000	4.20%, due 4/1/26		1,053,194
	Information Technology	0.7%
	HP, Inc.
800,000	4.65%, due 12/9/21		858,180
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		774,007
			1,632,187
	Insurance	3.8%
	American International Group, Inc.
1,050,000	4.875%, due 6/1/22		1,141,920
100,000	6.25%, due 3/15/87		101,250
	Anthem, Inc.
600,000	4.65%, due 8/15/44		625,301
	Aon Corp.
600,000	5.00%, due 9/30/20		650,542
	AXA SA
500,000	8.60%, due 12/15/30		695,875
	CIGNA Corp.
315,000	6.15%, due 11/15/36		380,171
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22		1,352,760
	Markel Corp.
20,000	4.90%, due 7/1/22		21,782
	Metlife, Inc.
855,000	6.40%, due 12/15/66		946,912
	Protective Life Corp.
350,000	7.375%, due 10/15/19		394,703
	Prudential Financial, Inc.
1,075,000	6.625%, due 12/1/37		1,410,740
	Unum Group
700,000	5.625%, due 9/15/20		769,735
			8,491,691
	Integrated Oils	0.4%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25		874,800
	Lodging	0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23		636,370
	Machinery	0.4%
	Flowserve Corp.
900,000	3.50%, due 9/15/22		910,662
	Manufacturing	0.5%
	Boston Scientific Corp.
1,000,000	4.125%, due 10/1/23		1,049,336
	Media	3.2%

	CBS Corp.
1,220,000	5.75%, due 4/15/20		1,343,604
	Discover Communications LLC
500,000	3.30%, due 5/15/22		498,711
	Expedia, Inc.
800,000	5.95%, due 8/15/20		881,140
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		415,808
	Time Warner Entertainment Company, L.P.
810,000	8.375%, due 7/15/33		1,090,987
	Time Warner, Inc.
500,000	4.05%, due 12/15/23		519,257
1,000,000	4.85%, due 7/15/45		996,370
	Viacom Inc.
700,000	3.875%, due 4/1/24		698,331
610,000	4.375%, due 3/15/43		537,250
			6,981,458
	Medical Equipment	0.1%
	Agilent Technologies, Inc.
150,000	6.50%, due 11/1/17		154,191
	Medical Equipment and Supplies Manufacturing	0.4%
	Becton Dickinson and Co.
800,000	4.685%, due 12/15/44		853,411
	Metals	0.4%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		847,408
	Metals and Mining	0.5%
	Goldcorp Inc.
500,000	3.70%, due 3/15/23		511,048
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23		521,480
			1,032,528
	Metalworking Machinery	0.5%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19		1,139,377
	Mining	1.0%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42		822,629
	Vale Overseas Limited
700,000	4.375%, due 1/11/22		725,900
700,000	6.875%, due 11/21/36		768,250
			2,316,779
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.2%
	Northrop Grumman Corp.
500,000	4.75%, due 6/1/43		552,323
	Newspaper, Periodical, Book, and Directory Publishers	0.8%
	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34		1,745,726
	Nondepository Credit Intermediation	1.0%
	General Motors Financial Co., Inc.
800,000	3.15%, due 1/15/20		816,208

800,000	4.20%, due 3/1/21		839,617
600,000	4.00%, due 1/15/25		605,547
			2,261,372
	Oil and Gas	5.9%
	Anadarko Petroleum Corp.
900,000	6.45%, due 9/15/36		1,093,616
	Enterprise Products Operating LLC
1,850,000	4.85%, due 8/15/42		1,920,167
	Hess Corp.
800,000	5.60%, due 2/15/41		823,378
	Kinder Morgan Energy Partners
600,000	3.05%, due 12/1/19		611,138
750,000	3.95%, due 9/1/22		774,210
1,270,000	5.80%, due 3/15/35		1,372,624
700,000	5.55%, due 6/1/45		741,333
	Marathon Oil Corp.
1,050,000	6.00%, due 10/1/17		1,073,764
	Pemex Master Trust
1,500,000	5.75%, due 3/1/18		1,558,050
1,150,000	6.625%, due 6/15/35		1,164,375
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21		740,600
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22		418,306
	Valero Energy Corp.
655,000	6.625%, due 6/15/37		789,095
			13,080,656
	Oil & Gas Services & Equipment	0.8%
	Baker Hughes, Inc.
700,000	5.125%, due 9/15/40		785,520
	Halliburton Co.
1,000,000	3.80%, due 11/15/25		1,026,824
			1,812,344
	Other Telecommunications	3.1%
	AT&T, Inc.
685,000	5.00%, due 3/1/21		740,941
1,500,000	3.00%, due 2/15/22		1,498,132
1,400,000	3.40%, due 5/15/25		1,355,876
1,200,000	4.50%, due 5/15/35		1,141,634
700,000	6.00%, due 8/15/40		770,326
1,400,000	4.80%, due 6/15/44		1,325,444
			6,832,353
	Paper	1.2%
	International Paper Co.
742,000	4.75%, due 2/15/22		806,529
700,000	6.00%, due 11/15/41		818,322
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		1,057,594
			2,682,445
	Pharmaceuticals	3.2%
	AbbVie, Inc.
500,000	2.30%, due 5/14/21		494,367

1,000,000	3.60%, due 5/14/25		997,548
800,000	4.40%, due 11/6/42		770,618
	Mylan N.V.
1,000,000	3.15%, due 6/15/21		1,001,953
	Perrigo Co. Ltd.
500,000	4.00%, due 11/15/23		510,074
	Shire Acquisitions Investments Ireland DAC
1,500,000	2.875%, due 9/23/23		1,456,830
	Teva Pharmaceutical Finance Netherlands III B.V.
2,000,000	3.15%, due 10/1/26		1,855,048
			7,086,438
	Pipeline Transportation of Crude Oil	0.5%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		488,740
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24		510,884
			999,624
	Pipeline Transportation of Natural Gas	0.8%
	Williams Partners L.P.
500,000	3.60%, due 3/15/22		510,026
800,000	3.90%, due 1/15/25		804,465
500,000	5.10%, due 9/15/45		509,447
			1,823,938
	Pipelines	2.5%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		989,812
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		635,044
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22		760,006
1,000,000	7.60%, due 2/1/24		1,133,074
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22		1,205,298
	Tennessee Gas Pipeline
725,000	7.50%, due 4/1/17		728,539
			5,451,773
	Property & Casualty Insurance	0.7%
	The Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26		1,448,206
	Railroad	0.6%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25		694,044
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24		735,289
			1,429,333
	Real Estate	0.9%
	Columbia Property Trust Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26		970,286
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26		982,975
			1,953,261
	Real Estate Investment Trusts	2.2%

	Boston Properties LP
1,400,000	4.125%, due 5/15/21		1,482,337
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22		1,159,886
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21		1,613,928
500,000	3.75%, due 5/1/24		506,044
			4,762,195
	Refining & Marketing	0.2%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24		497,679
	Restaurants	0.6%
	McDonald's Corp.
800,000	2.75%, due 12/9/20		814,733
550,000	4.875%, due 12/9/45		594,408
			1,409,141
	Retail	1.0%
	Macy's Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		755,988
400,000	6.70%, due 7/15/34		404,405
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44		1,038,961
			2,199,354
	Retail - Consumer Staples	0.5%
	Sysco Corp.
1,000,000	2.50%, due 7/15/21		999,765
	Scientific Instruments	0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21		936,484
	Software	1.4%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22		717,035
600,000	3.85%, due 6/1/25		620,297
	Jabil Circuit, Inc.
1,800,000	4.70%, due 9/15/22		1,881,000
			3,218,332
	Software & Services	0.7%
	Equifax, Inc.
200,000	2.30%, due 6/1/21		197,479
	Hewlett Packard Enterprise Co.
700,000	3.60%, due 10/15/20 (b)		718,990
700,000	4.90%, due 10/15/25 (b)		729,621
			1,646,090
	Technology	0.3%
	Tech Data Corp.
700,000	3.75%, due 9/21/17		708,019
	Telecommunications	2.0%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20		1,452,590
	British Telecommunications PLC
855,000	9.375%, due 12/15/30 (b)		1,282,672
	Deutsche Telekom International Finance

345,000	8.75%, due 6/15/30 (b)		511,455
	France Telecom SA
575,000	5.375%, due 1/13/42		650,284
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		467,857
			4,364,858
	Tobacco	0.7%
	Reynolds American, Inc.
1,400,000	4.45%, due 6/12/25		1,482,806
	Toys and Games	0.4%
	Mattel, Inc.
820,000	5.45%, due 11/1/41		845,637
	Transportation	0.8%
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,740,529
	Transportation and Logistics	0.5%
	FedEx Corp.
1,000,000	4.00%, due 1/15/24		1,065,797
	Travel & Lodging	0.3%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25		608,756
	Utilities	0.7%
	PSEG Power LLC
500,000	4.30%, due 11/15/23		527,382
	Southern Co.
1,000,000	3.25%, due 7/1/26		974,013
			1,501,395
	Utilities - Gas	0.3%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21		722,673
	Waste and Environment Services and Equipment	0.3%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25		707,270
	Waste Disposal	0.7%
	Republic Services, Inc.
1,450,000	5.00%, due 3/1/20		1,573,147
	Wired Telecommunications Carriers	3.2%
	Verizon Communications, Inc.
2,112,000	2.625%, due 2/21/20		2,141,084
900,000	5.15%, due 9/15/23		990,635
4,200,000	4.522%, due 9/15/48		3,871,321
			7,003,040
	Wireless Telecommunications Services	0.7%
	Vodafone Group PLC
1,600,000	2.95%, due 2/19/23		1,574,664
	Total Corporate Bonds (cost $193,202,986)		198,480,703

	SOVEREIGN BONDS	5.7%
	Republic of Colombia
1,000,000	7.375%, due 3/18/19		1,112,000
890,000	7.375%, due 9/18/37		1,132,525
	Republic of Italy

1,050,000	6.875%, due 9/27/23		1,236,553
	Republic of Panama
200,000	5.20%, due 1/30/20		217,000
750,000	6.70%, due 1/26/36		948,750
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,358,438
	Republic of Philippines
1,625,000	5.00%, due 1/13/37		1,917,529
	Republic of Turkey
400,000	7.50%, due 7/14/17		408,620
	Republic of Uruguay
209,742	8.00%, due 11/18/22		260,290
	United Mexican States
1,684,000	3.625%, due 3/15/22		1,725,258
2,490,000	4.75%, due 3/8/44		2,377,950
			12,694,913
	Total Sovereign Bonds (cost $12,935,323)		12,694,913

	U.S. GOVERNMENT INSTRUMENTALITIES	2.7%
	U.S. Treasury Securities	2.7%
	U.S. Treasury Bond
800,000	3.00%, due 2/15/47		805,125
	U.S. Treasury Notes
260,000	1.125%, due 7/31/21		252,226
5,200,000	1.625%, due 2/15/26		4,892,976
			5,950,327
	Total U.S. Government Instrumentalities (cost $5,928,719)		5,950,327

Shares	SHORT-TERM INVESTMENTS	1.2%
2,715,599	Fidelity Institutional Money Market Government Portfolio - Class I, 0.45% (a)		2,715,599
	Total Short-Term Investments (cost $2,715,599)		2,715,599

	Total Investments (cost $214,782,627)	99.3%	219,841,542
	Other Assets less Liabilities	0.7%	1,456,996
	TOTAL NET ASSETS	100.0%	$221,298,538

(a)	Rate shown is the 7-day annualized yield as of February 28, 2017.
(b)	Step-up bond; the interest rate shown is the rate in effect as of February 28, 2017.
(c)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in
	accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
	As of February 28, 2017, the value of these investments was $2,681,063 or 1.21% of total net assets.

	Country Allocation
	Country		% of Net Assets
	United States		80.8%
	Mexico		3.6%
	United Kingdom		2.4%
	Ireland		2.0%

Netherlands	1.5%
Colombia	1.4%
Spain	1.1%
Luxembourg	1.1%
Canada	1.0%
Philippines	0.9%
Brazil	0.7%
Peru	0.6%
France	0.6%
Italy	0.6%
Panama	0.5%
Japan	0.3%
Switzerland	0.3%
Guernsey	0.3%
Turkey	0.2%
Uruguay	0.1%
100.0%

PIA HIGH YIELD FUND
Schedule of Investments - February 28, 2017 (Unaudited)

Principal Amount/Shares			Value
	CORPORATE BONDS	97.2%
	Aerospace/Defense	2.2%
	Kratos Defense & Security Solutions, Inc.
$1,538,000	7.00%, due 5/15/19		$1,513,007
	TransDigm, Inc.
1,050,000	6.00%, due 7/15/22		1,080,954
500,000	6.375%, due 6/15/26 (b)		506,250
			3,100,211
	Apparel & Textile Products	1.0%
	HanesBrands, Inc.
550,000	4.875%, due 5/15/26 (b)		547,250
	Wolverine World Wide, Inc.
920,000	5.00%, due 9/1/26 (b)		874,000
			1,421,250
	Auto Parts Manufacturing	3.8%
	Cooper-Standard Automotive, Inc.
1,220,000	5.625%, due 11/15/26 (b)		1,238,300
	IHO Verwaltungs GmbH
1,620,000	4.75%, due 9/15/26 (b) (h)		1,603,800
	MPG Holdco I, Inc.
1,400,000	7.375%, due 10/15/22		1,519,560
	Nexteer Automotive Group Ltd.
850,000	5.875%, due 11/15/21 (b)		888,250
			5,249,910
	Basic Chemical Manufacturing	0.4%
	Platform Specialty Products Corp.
460,000	6.50%, due 2/1/22 (b)		483,000
	Biotechnology	1.0%
	Concordia International Corp.
1,250,000	7.00%, due 4/15/23 (b)		493,750
	Sterigenics-Nordion Topco LLC
840,000	8.125%, due 11/1/21 (b) (h)		867,300
			1,361,050
	Building Materials	1.3%
	U.S. Concrete, Inc.
880,000	6.375%, due 6/1/24		935,000
	USG Corp.
750,000	5.50%, due 3/1/25 (b)		799,688
			1,734,688
	Chemical and Allied Products Merchant Wholesalers	1.1%
	Univar USA, Inc.
1,450,000	6.75%, due 7/15/23 (b)		1,526,125
	Chemicals	7.5%
	Consolidated Energy Finance SA
2,000,000	6.75%, due 10/15/19 (b)		2,034,999
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)		609,000
	H.I.G. BBC Intermediate Holdings Corp.
167,349	10.50%, due 9/15/18 (b) (h)		163,584

	Ineos Group Holdings PLC
700,000	5.875%, due 2/15/19 (b)		710,283
	Kissner Milling Company Ltd.
1,500,000	8.375%, due 12/1/22 (b)		1,556,249
	Koppers Inc.
1,300,000	6.00%, due 2/15/25 (b)		1,355,250
	Momentive Performance Materials, Inc.
165,000	3.88%, due 10/24/21		162,525
	TPC Group, Inc.
1,425,000	8.75%, due 12/15/20 (b)		1,346,625
	Trinseo Materials Operating S.C.A.
1,000,000	6.75%, due 5/1/22 (b)		1,060,000
	Tronox Worldwide LLC
1,300,000	6.375%, due 8/15/20		1,329,250
			10,327,765
	Commercial and Service Industry Machinery Manufacturing	1.1%
	ATS Automation Tooling Systems, Inc.
1,420,000	6.50%, due 6/15/23 (b)		1,487,450
	Communications Equipment Manufacturing	1.0%
	Plantronics, Inc.
1,360,000	5.50%, due 5/31/23 (b)		1,387,894
	Construction Machinery	1.7%
	H & E Equipment Services, Inc.
1,470,000	7.00%, due 9/1/22		1,554,525
	Jurassic Holdings III
925,000	6.875%, due 2/15/21 (b)		779,313
			2,333,838
	Construction Materials Manufacturing	1.6%
	Boise Cascade Co.
1,060,000	5.625%, due 9/1/24 (b)		1,089,150
	GCP Applied Technologies Inc.
1,000,000	9.50%, due 2/1/23 (b)		1,137,300
			2,226,450
	Consumer Cyclical Services	3.2%
	APX Group, Inc.
102,000	6.375%, due 12/1/19		105,442
1,060,000	8.75%, due 12/1/20		1,102,399
	GEO Group, Inc.
950,000	5.875%, due 1/15/22		993,938
380,000	5.125%, due 4/1/23		382,850
	Reliance Intermediate Holdings
670,000	6.50%, due 4/1/23 (b)		711,875
	West Corp.
1,110,000	5.375%, due 7/15/22 (b)		1,070,318
			4,366,822
	Consumer Finance	1.2%
	First Data Corp.
1,640,000	5.75%, due 1/15/24 (b)		1,705,600
	Consumer Products	1.8%
	ACCO Brands Corp.
1,130,000	5.25%, due 12/15/24 (b)		1,146,950
	Central Garden & Pet Co.
1,300,000	6.125%, due 11/15/23		1,394,250

			2,541,200
	Consumer Services	6.1%
	AdvancePierre Foods Holdings, Inc.
1,540,000	5.50%, due 12/15/24 (b)		1,570,799
	AMN Healthcare, Inc.
1,320,000	5.125%, due 10/1/24 (b)		1,346,400
	LSC Communications, Inc.
1,390,000	8.75%, due 10/15/23 (b)		1,452,550
	Modular Space Corp.
1,380,000	10.25%, due 1/31/19 (b) (i)		1,048,800
	Quad/Graphics, Inc.
850,000	7.00%, due 5/1/22		852,125
	Stonemor Partners LP
1,200,000	7.875%, due 6/1/21		1,200,000
	United Rentals (North America), Inc.
450,000	5.50%, due 5/15/27		461,052
550,000	6.125%, due 6/15/23		580,250
			8,511,976
	Containers & Packaging	2.5%
	BWAY Holding Co.
1,550,000	9.125%, due 8/15/21 (b)		1,689,500
	Crown Americas LLC
650,000	4.25%, due 9/30/26 (b)		628,063
	PaperWorks Industries, Inc.
1,290,000	9.50%, due 8/15/19 (b)		1,073,925
			3,391,488
	Converted Paper Product Manufacturing	0.4%
	Sealed Air Corp.
540,000	5.125%, due 12/1/24 (b)		567,000
	Distributors	1.0%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20		198,000
775,000	6.50%, due 5/1/21		761,438
500,000	6.75%, due 1/15/22		487,500
			1,446,938
	Diversified Manufacturing	1.1%
	Griffon Corp.
1,100,000	5.25%, due 3/1/22		1,112,375
	Optimas OE Solutions, Inc.
500,000	8.625%, due 6/1/21 (b)		465,000
			1,577,375
	Electric	0.8%
	NRG Energy, Inc.
1,145,000	6.625%, due 3/15/23		1,165,038
	Electrical Equipment Manufacturing	1.3%
	Airxcel, Inc.
490,000	8.50%, due 2/15/22 (b)		505,925
	General Cable Corp.
1,250,000	5.75%, due 10/1/22 (g)		1,231,250
			1,737,175
	Entertainment Resources	0.7%
	Live Nation Entertainment, Inc.
120,000	4.875%, due 11/1/24 (b)		120,000

	Regal Entertainment Group
750,000	5.75%, due 3/15/22		786,563
			906,563
	Finance	1.0%
	National Financial Partners Corp.
1,240,000	9.00%, due 7/15/21 (b)		1,315,702
	Food and Beverage	2.4%
	Bumble Bee Acquisition Corp.
200,000	9.00%, due 12/15/17 (b)		199,750
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)		349,650
	Dean Foods Co.
1,200,000	6.50%, due 3/15/23 (b)		1,254,000
	Pilgrim's Pride Corp.
1,500,000	5.75%, due 3/15/25 (b)		1,548,750
			3,352,150
	Hardware	0.1%
	CDW LLC/CDW Finance
100,000	5.00%, due 9/1/25		101,938
	Industrial - Other	3.9%
	Brand Energy & Infrastructure Services, Inc.
1,850,000	8.50%, due 12/1/21 (b)		1,947,125
	Cleaver-Brooks, Inc.
1,250,000	8.75%, due 12/15/19 (b)		1,306,250
	Liberty Tire Recycling Holdco, LLC
530,839	11.00%, due 3/31/21 (b) (e) (h)		356,326
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)		399,375
	Zachry Holdings, Inc.
1,275,000	7.50%, due 2/1/20 (b)		1,319,625
			5,328,701
	Machinery Manufacturing	0.8%
	Amsted Industries Inc.
580,000	5.375%, due 9/15/24 (b)		590,150
	Manitowoc Foodservice, Inc.
490,000	9.50%, due 2/15/24		569,013
			1,159,163
	Manufactured Goods	2.1%
	Gates Global LLC
1,325,000	6.00%, due 7/15/22 (b)		1,341,563
	Grinding Media Inc. / MC Grinding Media Canada, Inc.
1,400,000	7.375%, due 12/15/23 (b)		1,501,500
			2,843,063
	Media Non-Cable	2.7%
	CBS Outdoor Americas Capital, LLC
960,000	5.625%, due 2/15/24		1,011,600
	R.R. Donnelley & Sons Co.
1,250,000	6.50%, due 11/15/23		1,262,500
	Radio One, Inc.
830,000	9.25%, due 2/15/20 (b)		784,350
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)		619,500

			3,677,950
	Medical Equipment and Supplies Manufacturing	0.4%
	Vista Outdoor, Inc.
620,000	5.875%, due 10/1/23		618,450
	Metals and Mining	4.6%
	American Gilsonite Co.
314,814	17.00%, due 12/31/21 (b) (d) (e) (h)		314,815
	Emeco Pty Ltd
600,000	9.875%, due 3/15/19 (b)		544,500
	Rain CII Carbon, LLC
990,000	8.00%, due 12/1/18 (b)		991,238
500,000	8.25%, due 1/15/21 (b)		516,250
	SunCoke Energy Partners LP
300,000	7.375%, due 2/1/20 (b)		307,500
1,530,000	7.375%, due 2/1/20 (b)		1,568,250
	SunCoke Energy, Inc.
4,000	7.625%, due 8/1/19		4,060
	Teck Resources Ltd.
1,030,000	8.50%, due 6/1/24 (b)		1,205,100
	TMS International Corp.
950,000	7.625%, due 10/15/21 (b)		957,125
			6,408,838
	Oil & Gas Services & Equipment	0.6%
	Archrock Partners LP
800,000	6.00%, due 4/1/21		804,000
	Oil Field Services	1.8%
	CHC Helicopter SA
179,436	9.25%, due 10/15/20 (d) (e)		124,224
450,000	9.25%, due 10/15/20 (i)		240,750
	Shale-Inland Holdings LLC
1,530,000	8.75%, due 11/15/19 (b)		1,078,650
	Welltec A/S
1,000,000	8.00%, due 2/1/19 (b)		1,021,250
			2,464,874
	Other Nonmetallic Mineral Product Manufacturing	0.3%
	US Concrete, Inc.
400,000	6.375%, due 6/1/24 (b)		425,000
	Packaging	1.9%
	Cons Container Co.
970,000	10.125%, due 7/15/20 (b)		1,006,374
	Coveris Holdings S.A.
1,400,000	7.875%, due 11/1/19 (b)		1,389,499
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20		113,438
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17		50,938
			2,560,249
	Paper	7.1%
	Cascades, Inc.
790,000	5.50%, due 7/15/22 (b)		805,800
	Clearwater Paper Corp.
1,020,000	4.50%, due 2/1/23		1,002,150
	Hardwoods Acquisition, Inc.
900,000	7.50%, due 8/1/21 (b)		801,000

	Mercer International, Inc.
1,450,000	7.75%, due 12/1/22		1,562,374
690,000	6.50%, due 2/1/24 (b)		705,525
	Neenah Paper, Inc.
1,300,000	5.25%, due 5/15/21 (b)		1,332,500
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)		352,000
	P.H. Glatfelter Co.
400,000	5.375%, due 10/15/20		410,000
	Rayonier A.M. Products, Inc.
1,200,000	5.50%, due 6/1/24 (b)		1,152,000
	Xerium Technologies, Inc.
1,620,000	9.50%, due 8/15/21		1,640,250
			9,763,599
	Petroleum and Petroleum Products Merchant Wholesalers	0.9%
	Sunoco LP
260,000	5.50%, due 8/1/20		262,275
920,000	6.375%, due 4/1/23		933,800
			1,196,075
	Pharmaceuticals	0.5%
	Nature's Bounty Co.
700,000	7.625%, due 5/15/21 (b)		741,125
	Pipelines	2.2%
	Exterran Partners, L.P.
740,000	6.00%, due 10/1/22		741,850
	Rose Rock Midstream, L.P.
1,650,000	5.625%, due 7/15/22		1,629,374
	Summit Midstream Holdings, LLC
700,000	5.50%, due 8/15/22		712,250
			3,083,474
	Printing and Related Support Activities	0.7%
	Multi-Color Corp.
950,000	6.125%, due 12/1/22 (b)		997,500
	Publishing & Broadcasting	2.0%
	LIN Television Corp.
1,490,000	5.875%, due 11/15/22		1,549,600
	Townsquare Media, Inc.
1,200,000	6.50%, due 4/1/23 (b)		1,183,500
			2,733,100
	Railroad	1.0%
	Watco Companies, Inc.
1,300,000	6.375%, due 4/1/23 (b)		1,368,250
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	0.4%
	PolyOne Corp.
500,000	5.25%, due 3/15/23		517,500
	Retail - Consumer Discretionary	3.0%
	Beacon Roofing Supply, Inc.
1,200,000	6.375%, due 10/1/23		1,303,500
	Hillman Company, Inc.
1,450,000	6.375%, due 7/15/22 (b)		1,402,875
	PetSmart, Inc.
1,450,000	7.125%, due 3/15/23 (b)		1,426,438

			4,132,813
	Scientific Research and Development Services	0.2%
	Quintiles Transnational Corp.
220,000	4.875%, due 5/15/23 (b)		227,425
	Software and Services	5.3%
	Donnelley Financial Solutions, Inc.
1,150,000	8.25%, due 10/15/24 (b)		1,196,000
	Informatica LLC
1,170,000	7.125%, due 7/15/23 (b)		1,136,070
	Quintiles IMS Inc.
1,350,000	5.00%, due 10/15/26 (b)		1,373,625
	RP Crown Parent, LLC
1,385,000	7.375%, due 10/15/24 (b)		1,457,713
	Sophia, L.P.
1,200,000	9.00%, due 9/30/23 (b)		1,275,000
	SS&C Technologies Holdings, Inc.
860,000	5.875%, due 7/15/23		913,750
			7,352,158
	Technology	0.8%
	Cardtronics, Inc.
1,100,000	5.125%, due 8/1/22		1,119,250
	Transportation and Logistics	2.0%
	Martin Midstream Partners L.P.
1,300,000	7.25%, due 2/15/21		1,327,625
	Mobile Mini, Inc.
1,350,000	5.875%, due 7/1/24		1,414,125
			2,741,750
	Transportation Services	2.1%
	LBC Tank Terminals Holding
1,500,000	6.875%, due 5/15/23 (b)		1,567,500
	OPE KAG Finance Sub, Inc.
1,250,000	7.875%, due 7/31/23 (b)		1,300,000
			2,867,500
	Utilities	0.7%
	Amerigas Partners LP
960,000	5.50%, due 5/20/25		978,000
	Waste & Environment Services & Equipment	0.9%
	Clean Harbors, Inc.
400,000	5.125%, due 6/1/21		409,500
	GFL Environmental Inc.
810,000	9.875%, due 2/1/21 (b)		884,925
			1,294,425
	Wireline Telecommunications Services	0.4%
	Zayo Group, LLC
460,000	6.375%, due 5/15/25		497,375
	Wirelines	0.6%
	Frontier Communications Corp.
430,000	9.25%, due 7/1/21		454,725
355,000	7.125%, due 1/15/23		323,050
			777,775
	Total Corporate Bonds (cost $132,525,606)		134,005,978

	COMMON STOCKS	0.2%

	Industrial - Other	0.0%
21,500	Liberty Tire Recycling Holdco, LLC (d) (e) (f)		10,000
	Consumer Services	0.2%
67,408	Modular Space Corp. (d) (e) (f)		330,973
	Total Common Stocks (cost $343,661)		340,973

	RIGHTS	0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (c) (d)		-

	SHORT-TERM INVESTMENTS	0.9%
1,262,000	Invesco STIT-Government & Agency Portfolio, 0.47% (a)		1,262,000
	Total Short-Term Investments (cost $1,262,000)		1,262,000

	Total Investments (cost $134,131,267)	98.3%	135,608,951
	Other Assets less Liabilities	1.7%	2,364,013
	TOTAL NET ASSETS	100.0%	$137,972,964

(a)	Rate shown is the 7-day annualized yield as of February 28, 2017.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in
	accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
	As of February 28, 2017, the value of these investments was $88,493,453 or 64.1% of total net assets.
(c)
Restricted security.  The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization.  As of February 28, 2017, the security had a cost and value of $0 (0.0% of total net assets).

(d)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(e)	Security is considered illiquid. As of February 28, 2017, the value of these investments was $1,136,338
	or 0.8% of total net assets.
(f)	Non-income producing security.
(g)	Step-up bond; the interest rate shown is the rate in effect as of February 28, 2017.
(h)	Payment-in-kind interest is generally paid by issuing additional shares or par of the security rather than paying cash.
(i)	Security is in default.

PIA MBS BOND FUND
Schedule of Investments - February 28, 2017 (Unaudited)
Principal
Amount			Value
	MORTGAGE-BACKED SECURITIES	98.7%
	Commercial Mortgage-Backed Securities	1.0%
	Aventura Mall Trust
$800,000	3.74%, due 12/5/32, Series 2013-AVM, Class A (a) (d)		$843,775
	Residential Mortgage-Backed Securities	5.8%
	Colony American Homes
1,838,501	1.92%, due 5/17/31, Series 2014-1A, Class A (a) (d)		1,839,563
	Invitation Homes Trust
3,000,000	2.27%, due 6/17/31, Series 2014-SFR1, Class B (a) (d)		3,001,843
			4,841,406
	U.S. Government Agencies	91.9%
	FHLMC Pool
14,947	4.50%, due 5/1/20, #G18052		15,375
17,983	4.50%, due 3/1/21, #G18119		18,782
15,281	5.00%, due 3/1/21, #G18105		16,012
101,764	4.50%, due 5/1/21, #J01723		104,237
14,412	6.00%, due 6/1/21, #G18124		15,377
42,626	4.50%, due 9/1/21, #G12378		44,403
13,434	5.00%, due 11/1/21, #G18160		14,330
11,289	5.00%, due 2/1/22, #G12522		11,930
11,875	5.00%, due 2/1/22, #J04411		12,318
47,305	5.50%, due 3/1/22, #G12577		50,328
17,001	5.00%, due 7/1/22, #J05243		17,362
371,610	4.00%, due 3/1/26, #J14785		392,030
754,766	3.00%, due 11/1/26, #G18409		777,513
414,708	3.00%, due 6/1/27, #G14497		427,206
961,777	2.50%, due 12/1/31, #G18622		965,526
121,090	5.00%, due 8/1/35, #A36351		133,197
39,113	4.50%, due 9/1/35, #A37616		42,030
128,389	4.50%, due 10/1/35, #A37869		138,488
45,768	4.50%, due 10/1/35, #A38023		49,193
35,043	4.50%, due 10/1/35, #G01890		37,721
60,792	5.00%, due 10/1/35, #G01940		66,710
103,601	6.00%, due 1/1/36, #A42208		117,330
13,822	7.00%, due 1/1/36, #G02048		16,279
85,275	5.50%, due 2/1/36, #G02031		95,361
73,153	7.00%, due 8/1/36, #G08148		83,839
299,937	6.50%, due 9/1/36, #A54908		347,325
102,492	6.50%, due 11/1/36, #A54094		120,389
61,529	5.50%, due 2/1/37, #A57840		68,413
71,821	5.00%, due 5/1/37, #A60268		78,737
73,648	5.00%, due 6/1/37, #G03094		81,020
128,118	5.50%, due 6/1/37, #A61982		142,468
231,887	6.00%, due 6/1/37, #A62176		262,617
216,736	6.00%, due 6/1/37, #A62444		245,579
51,677	5.00%, due 7/1/37, #A63187		56,588
100,006	5.50%, due 8/1/37, #G03156		111,094
26,086	6.50%, due 8/1/37, #A70413		29,333
7,187	7.00%, due 8/1/37, #A70079		7,608

8,988	7.00%, due 9/1/37, #A65335	9,626
18,781	7.00%, due 9/1/37, #A65670	20,377
6,394	7.00%, due 9/1/37, #A65941	6,868
1,657	7.00%, due 9/1/37, #A66041	1,772
42,435	7.00%, due 9/1/37, #G03207	48,123
7,975	6.50%, due 11/1/37, #A68726	8,970
95,551	5.00%, due 2/1/38, #A73370	104,500
4,989	5.00%, due 2/1/38, #G03836	5,480
10,027	5.00%, due 3/1/38, #A73704	11,009
104,464	5.00%, due 4/1/38, #A76335	114,312
39,540	5.50%, due 4/1/38, #G04121	43,955
4,997	5.00%, due 5/1/38, #A77463	5,465
19,310	5.50%, due 5/1/38, #A77265	21,454
40,868	5.50%, due 5/1/38, #G04215	45,404
25,420	5.00%, due 6/1/38, #A77986	27,812
9,275	5.00%, due 6/1/38, #G04522	10,154
7,394	5.00%, due 7/1/38, #A79197	8,093
53,978	4.50%, due 9/1/38, #G04773	58,053
13,549	5.00%, due 9/1/38, #G04690	14,829
238,689	5.00%, due 10/1/38, #G04832	261,316
3,450	5.00%, due 11/1/38, #A82849	3,773
13,811	5.00%, due 12/1/38, #G05683	15,126
137,284	5.00%, due 2/1/39, #G05507	150,261
24,978	4.50%, due 4/1/39, #A85612	26,889
61,702	5.00%, due 5/1/39, #G08345	67,536
78,910	4.50%, due 9/1/39, #A88357	85,137
22,431	5.00%, due 9/1/39, #G05904	24,560
129,831	4.50%, due 11/1/39, #G05748	139,837
113,226	4.50%, due 12/1/39, #A90175	122,161
30,592	4.50%, due 4/1/40, #C03464	32,948
83,168	4.50%, due 5/1/40, #A92269	89,564
475,833	4.50%, due 5/1/40, #G06047	513,261
46,733	4.50%, due 6/1/40, #A92594	50,419
10,967	4.50%, due 8/1/40, #A93437	11,856
155,359	4.50%, due 8/1/40, #A93505	167,800
336,921	3.50%, due 1/1/41, #A96409	347,388
199,859	4.50%, due 1/1/41, #A96176	215,625
44,663	4.50%, due 2/1/41, #A97013	48,046
31,177	4.50%, due 4/1/41, #Q00285	33,589
29,110	4.50%, due 11/1/41, #Q04699	31,306
527,172	3.50%, due 2/1/42, #Q05996	543,558
431,330	3.50%, due 4/1/42, #Q07654	444,738
891,086	3.50%, due 5/1/42, #G08491	918,787
691,543	3.50%, due 6/1/42, #C09000	712,988
436,749	3.50%, due 6/1/42, #Q08641	450,326
495,116	3.50%, due 8/1/42, #Q10324	510,270
545,581	3.50%, due 6/1/43, #V80161	562,035
550,030	3.00%, due 8/1/43, #G08540	548,540
315,972	3.00%, due 8/1/43, #Q20559	314,986
196,936	3.50%, due 8/1/43, #Q21435	202,876
575,320	3.50%, due 2/1/44, #Q24712	592,268
1,741,659	4.00%, due 8/1/44, #G08601	1,833,215
1,214,817	3.00%, due 3/1/45, #G08631	1,207,258

1,691,812	3.00%, due 5/1/45, #G08640	1,681,286
857,994	3.00%, due 5/1/45, #Q33337	852,655
639,546	3.50%, due 11/1/45, #G08676	656,392
2,086,048	3.00%, due 1/1/47, #G08741	2,073,059
	FHLMC Gold TBA (b)
1,000,000	2.50%, due 3/15/28	1,002,734
5,000,000	3.50%, due 3/15/42	5,124,805
3,500,000	3.00%, due 3/15/43	3,473,830
	FNMA Pool
7,777	4.50%, due 10/1/20, #842732	7,976
41,315	3.00%, due 12/1/20, #MA0605	42,541
15,682	4.50%, due 12/1/20, #813954	16,234
3,342	4.50%, due 2/1/21, #845437	3,427
12,719	5.00%, due 2/1/21, #865191	13,046
6,796	5.00%, due 5/1/21, #879112	7,148
50,324	4.50%, due 7/1/21, #845515	51,688
751,087	3.00%, due 8/1/21, #AL0579	773,376
14,490	5.50%, due 10/1/21, #905090	14,667
81,148	3.00%, due 1/1/22, #MA0957	83,556
12,507	5.00%, due 2/1/22, #900946	13,046
51,397	6.00%, due 2/1/22, #912522	54,947
37,438	5.00%, due 6/1/22, #937709	38,580
19,087	5.00%, due 7/1/22, #938033	20,141
23,900	5.00%, due 7/1/22, #944887	24,488
224,915	5.50%, due 7/1/22, #905040	238,265
5,420	4.00%, due 7/1/25, #AE1318	5,697
7,196	4.00%, due 10/1/25, #AE1601	7,560
361,375	4.00%, due 12/1/25, #AH6058	373,384
198,834	4.00%, due 1/1/26, #AH3925	207,535
9,178	4.00%, due 1/1/26, #MA0624	9,651
39,171	4.00%, due 3/1/26, #AH8485	41,155
404,821	4.00%, due 5/1/26, #AH8174	425,755
44,211	3.00%, due 10/1/26, #AJ0049	45,642
17,844	3.00%, due 10/1/26, #AJ5474	18,422
58,743	3.00%, due 2/1/27, #AK4047	60,645
141,407	3.00%, due 4/1/27, #AB4997	145,986
539,017	3.00%, due 9/1/27, #AQ0333	556,521
60,417	4.50%, due 4/1/29, #MA0022	65,134
406,114	2.50%, due 4/1/31, #BC4938	407,683
985,003	2.50%, due 10/1/31, #BC9305	988,808
982,347	2.50%, due 11/1/31, #BD9466	986,142
2,603	7.00%, due 8/1/32, #650101	3,073
31,817	4.50%, due 3/1/35, #814433	34,374
31,266	4.50%, due 4/1/35, #735396	33,651
17,476	4.50%, due 5/1/35, #822854	18,885
2,863	5.00%, due 7/1/35, #833958	3,148
25,463	7.00%, due 7/1/35, #826251	28,513
27,583	4.50%, due 8/1/35, #835751	29,764
14,899	7.00%, due 9/1/35, #842290	15,899
12,682	4.50%, due 11/1/35, #256032	13,704
18,660	5.00%, due 12/1/35, #852482	20,487
8,158	7.00%, due 2/1/36, #865190	9,682
185,368	5.00%, due 5/1/36, #745515	203,871

4,737	5.00%, due 7/1/36, #888789	5,205
15,644	6.50%, due 7/1/36, #897100	18,154
13,033	7.00%, due 7/1/36, #887793	13,519
17,237	6.00%, due 8/1/36, #892925	19,691
34,933	6.50%, due 8/1/36, #878187	39,536
34,065	5.00%, due 9/1/36, #893621	37,401
62,734	5.50%, due 10/1/36, #831845	70,531
22,440	5.50%, due 10/1/36, #893087	25,128
11,851	6.00%, due 10/1/36, #897174	13,410
26,472	5.50%, due 12/1/36, #256513	29,647
1,597	6.50%, due 12/1/36, #920162	1,794
27,378	7.00%, due 1/1/37, #256567	31,658
67,802	5.50%, due 2/1/37, #256597	75,904
37,438	6.00%, due 2/1/37, #909357	42,424
1,394	7.00%, due 2/1/37, #915904	1,432
80,099	5.00%, due 3/1/37, #913007	87,942
48,931	5.50%, due 3/1/37, #256636	54,842
2,925	5.00%, due 4/1/37, #914599	3,211
146,046	5.50%, due 6/1/37, #918554	162,869
35,694	5.50%, due 6/1/37, #918705	39,930
199,767	6.00%, due 6/1/37, #888413	226,312
141,015	6.00%, due 6/1/37, #917129	159,685
20,682	7.00%, due 6/1/37, #256774	23,343
34,953	7.00%, due 6/1/37, #940234	38,949
15,694	5.00%, due 7/1/37, #944534	17,230
67,508	5.50%, due 10/1/37, #954939	75,146
36,390	6.00%, due 12/1/37, #965488	41,177
100,299	5.50%, due 2/1/38, #961691	112,247
41,023	5.00%, due 1/1/39, #AA0835	45,040
12,812	5.00%, due 1/1/39, #AA0840	14,067
676	5.00%, due 1/1/39, #AA0862	743
1,195	5.00%, due 3/1/39, #AA4461	1,312
82,441	5.00%, due 3/1/39, #930635	90,533
1,762	5.00%, due 3/1/39, #930760	1,934
9,346	5.00%, due 3/1/39, #995948	10,261
10,321	4.00%, due 4/1/39, #AA0777	10,861
36,399	4.50%, due 4/1/39, #AA4590	39,246
83,843	5.00%, due 4/1/39, #930871	92,056
53,271	5.00%, due 4/1/39, #930992	58,488
46,218	5.00%, due 4/1/39, #995930	50,743
149,922	4.50%, due 6/1/39, #AA7681	161,479
65,808	5.00%, due 6/1/39, #995896	72,253
106,577	4.50%, due 7/1/39, #AE8152	114,962
46,220	5.00%, due 7/1/39, #995895	50,747
130,911	5.00%, due 8/1/39, #AC3221	143,730
851,193	4.00%, due 12/1/39, #AE0215	895,618
11,380	4.50%, due 2/1/40, #AC8494	12,287
44,958	4.50%, due 2/1/40, #AD1045	48,526
46,722	4.50%, due 2/1/40, #AD2832	50,377
19,490	5.00%, due 3/1/40, #AB1186	21,417
269,660	5.00%, due 5/1/40, #AD6374	296,114
18,141	5.00%, due 6/1/40, #AD8058	19,939
12,014	5.00%, due 7/1/40, #AD7565	13,190

71,296	4.50%, due 8/1/40, #AD8397	76,782
147,732	4.00%, due 9/1/40, #AE4311	155,892
16,766	4.00%, due 9/1/40, #AE4312	17,669
75,710	4.50%, due 9/1/40, #AE1500	81,756
38,893	4.00%, due 10/1/40, #AE4124	40,993
149,480	4.00%, due 10/1/40, #AE6057	157,766
11,763	4.00%, due 11/1/40, #AE5156	12,417
78,651	4.50%, due 11/1/40, #AE5162	84,932
282,143	4.00%, due 12/1/40, #MA0583	297,809
79,618	4.00%, due 1/1/41, #AE4583	84,051
122,014	4.00%, due 2/1/41, #AH3200	128,774
47,872	4.50%, due 3/1/41, #AH7009	51,668
27,801	4.50%, due 5/1/41, #AI1364	29,967
139,636	4.50%, due 5/1/41, #AI1888	150,525
94,562	4.50%, due 5/1/41, #AL0160	102,012
84,417	4.50%, due 6/1/41, #AI4815	90,932
10,044	4.00%, due 8/1/41, #AI8218	10,606
14,193	4.50%, due 9/1/41, #AH3865	15,301
36,977	4.50%, due 9/1/41, #AI4050	39,853
19,116	4.50%, due 9/1/41, #AJ0729	20,644
115,306	4.00%, due 10/1/41, #AJ4052	121,755
149,004	4.00%, due 11/1/41, #AJ4668	156,873
294,996	4.00%, due 11/1/41, #AJ5643	310,553
102,046	4.00%, due 12/1/41, #AJ3097	107,463
210,538	4.00%, due 4/1/42, #MA1028	222,281
1,289,444	3.50%, due 7/1/43, #AB9774	1,328,309
1,428,122	3.00%, due 8/1/43, #AU3363	1,423,082
22,519	4.00%, due 9/1/43, #AU6009	23,868
31,282	4.00%, due 9/1/43, #AU8524	32,930
497,695	4.00%, due 6/1/44, #AW4979	523,671
633,869	4.00%, due 9/1/44, #AS3392	666,951
22,394	4.00%, due 9/1/44, #AX4209	23,563
12,547	4.00%, due 10/1/44, #AW8456	13,202
561,192	4.00%, due 11/1/44, #AS3903	590,481
508,862	4.00%, due 11/1/44, #AS3906	535,420
460,742	3.00%, due 4/1/45, #AS4774	458,302
785,132	3.50%, due 4/1/45, #AY3376	805,971
244,340	3.00%, due 5/1/45, #AY6042	243,046
309,785	3.00%, due 6/1/45, #AZ0171	308,145
1,743,643	3.00%, due 6/1/45, #AZ0504	1,734,409
145,078	3.00%, due 6/1/45, #AZ2724	144,310
502,516	3.00%, due 6/1/45, #AZ2747	499,854
808,876	3.00%, due 6/1/45, #AZ2754	804,592
35,664	3.00%, due 8/1/45, #AZ5350	35,475
892,168	3.00%, due 8/1/45, #AZ7972	887,443
811,343	3.50%, due 8/1/45, #AS5699	832,878
396,507	3.50%, due 9/1/45, #AS5722	407,031
1,662,976	3.00%, due 10/1/45, #AZ6877	1,654,169
1,863,873	3.50%, due 12/1/45, #BA2275	1,913,344
1,487,393	3.50%, due 12/1/45, #MA2471	1,526,872
950,502	3.50%, due 3/1/46, #MA2549	975,730
991,951	3.00%, due 9/1/46, #AS7904	986,698
	FNMA TBA (b)

9,500,000	3.50%, due 3/15/41		9,738,984
	GNMA Pool
6,481	7.00%, due 9/15/35, #647831		6,748
37,101	5.00%, due 10/15/35, #642220		40,746
40,660	5.00%, due 11/15/35, #550718		45,157
31,767	5.50%, due 11/15/35, #650091		36,073
28,675	5.50%, due 12/15/35, #646307		32,328
34,752	5.50%, due 4/15/36, #652534		39,270
26,246	6.50%, due 6/15/36, #652593		29,955
17,057	5.50%, due 7/15/36, #608993		19,054
55,048	6.50%, due 10/15/36, #646564		62,830
39,433	6.00%, due 11/15/36, #617294		44,757
89,617	6.50%, due 12/15/36, #618753		103,079
31,749	5.50%, due 2/15/37, #658419		35,390
99,264	6.00%, due 4/15/37, #668411		113,686
102,438	5.00%, due 8/15/37, #671463		112,579
67,132	6.00%, due 10/15/37, #664379		76,178
15,035	5.50%, due 8/15/38, #677224		16,806
54,799	5.50%, due 8/15/38, #691314		61,347
1,962	5.50%, due 12/15/38, #705632		2,219
236,751	4.50%, due 5/15/39, #717066		255,100
11,892	5.50%, due 6/15/39, #714262		13,305
320,481	5.50%, due 6/15/39, #714720		358,280
329,447	4.50%, due 7/15/39, #720160		355,988
819,679	5.00%, due 9/15/39, #726311		906,429
6,337	5.50%, due 1/15/40, #723631		7,084
16,677	5.50%, due 2/15/40, #680537		18,687
			76,354,524
	Total Mortgage-Backed Securities (cost $80,772,728)		82,039,705

	U.S. GOVERNMENT INSTRUMENTALITIES	1.2%
	U.S. Treasury Securities	1.2%
	U.S. Treasury Note
1,000,000	1.00%, due 9/15/17		1,001,543
	Total U.S. Government Instrumentalities (cost $1,002,024)		1,001,543

Principal Amount/Shares	SHORT-TERM INVESTMENTS	25.2%
1,942,280	Fidelity Institutional Money Market Government Portfolio - Class I, 0.45% (c)		1,942,280
	U.S. Treasury Bill
$8,000,000	0.394%, due 3/16/17 (e)		7,998,688
9,000,000	0.409%, due 4/6/17 (e)		8,996,319
2,000,000	0.480%, due 5/4/17 (e)		1,998,294
	Total Short-Term Investments (cost $20,934,466)		20,935,581

	Total Investments (cost $102,709,218)	125.1%	103,976,829
	Liabilities less Other Assets	(25.1)%	(20,890,518)
	TOTAL NET ASSETS	100.0%	$83,086,311

(a)	Variable rate security. Rate shown reflects the rate in effect as of February 28, 2017.
(b)	Security purchased on a when-issued basis. As of February 28, 2017, the total cost of investments purchased on a when-issued basis was $19,310,664 or 23.2% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of February 28, 2017.
(d)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in
	accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
	As of February 28, 2017, the value of these investments was $5,685,181 or 6.8% of total net assets.
(e)	Rate shown is the discount rate at February 28, 2017.
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	TBA - To Be Announced

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - February 28, 2017 (Unaudited)
Principal
Amount			Value
	CORPORATE BONDS	49.4%
	Aerospace and Defense	0.3%
	Lockheed Martin Corp.
$500,000	1.85%, due 11/23/18		$502,100
	Automobiles Manufacturing	0.6%
	American Honda Finance Corp.
1,000,000	2.00%, due 2/14/20		1,002,358
	Autos	2.1%
	Ford Motor Credit Co., LLC
1,000,000	2.021%, due 5/3/19		995,633
	General Motors Financial Co., Inc.
1,000,000	2.35%, due 10/4/19		1,001,640
	Volkswagen Group of America Finance LLC
1,500,000	1.423%, due 5/23/17 (a) (b)		1,500,024
			3,497,297
	Banks	8.6%
	BB&T Corp.
2,000,000	1.567%, due 6/15/20 (b)		2,003,743
	Capital One N.A.
1,500,000	2.35%, due 8/17/18		1,510,827
	Discover Bank
1,000,000	2.60%, due 11/13/18		1,011,497
	Huntington National Bank
1,500,000	2.00%, due 6/30/18		1,503,540
	JPMorgan Chase Bank NA
1,000,000	1.65%, due 9/23/19		997,511
	KeyBank NA
1,000,000	2.35%, due 3/8/19		1,009,702
	PNC Bank NA
1,600,000	1.334%, due 8/1/17 (b)		1,601,574
	Regions Bank Birmingham Alabama
1,000,000	2.25%, due 9/14/18		1,003,596
	Royal Bank of Canada
1,000,000	1.80%, due 7/30/18		1,003,385
	SunTrust Bank
1,000,000	2.25%, due 1/31/20		1,004,258
	Toronto Dominion Bank
1,500,000	1.45%, due 9/6/18		1,498,742
			14,148,375
	Biotechnology	0.5%
	Gilead Sciences, Inc.
800,000	1.85%, due 9/4/18		804,271
	Brokers	0.8%
	Goldman Sachs Group, Inc.
1,300,000	2.90%, due 7/19/18		1,320,404
	Commercial and Service Industry Machinery Manufacturing	0.3%
	KLA-Tencor Corp.
500,000	2.375%, due 11/1/17		501,976

	Commercial Finance	1.1%
	Air Lease Corp.
500,000	2.625%, due 9/4/18		505,118
	GATX Corp.
1,280,000	1.25%, due 3/4/17		1,279,997
			1,785,115
	Communications Equipment	0.6%
	Apple, Inc.
1,000,000	1.70%, due 2/22/19		1,004,409
	Computer and Peripheral Equipment Manufacturing	1.2%
	Siemens Financial Services
2,000,000	1.45%, due 5/25/18 (a)		2,000,396
	Computer Equipment	0.3%
	Cisco Systems, Inc.
500,000	1.10%, due 3/3/17		500,000
	Construction Materials Manufacturing	0.6%
	Martin Marietta Materials, Inc.
1,000,000	2.098%, due 6/30/17 (b)		1,001,950
	Consumer Finance	1.2%
	American Express Credit Corp.
1,000,000	1.70%, due 10/30/19		993,371
	Visa, Inc.
1,000,000	1.20%, due 12/14/17		1,001,080
			1,994,451
	Consumer Products	0.3%
	The Estee Lauder Companies Inc.
500,000	1.80%, due 2/7/20		500,358
	Data Processing, Hosting, and Related Services	0.6%
	Fidelity National Information Services
1,000,000	1.45%, due 6/5/17		1,000,369
	Diversified Banks	1.5%
	Bank of Montreal
500,000	2.10%, due 12/12/19		501,447
	Citigroup, Inc.
2,000,000	2.45%, due 1/10/20		2,010,856
			2,512,303
	Drugs and Druggists' Sundries Merchant Wholesalers	1.2%
	Actavis Funding SCS
1,000,000	1.85%, due 3/1/17		1,000,000
	Cardinal Health, Inc.
1,000,000	1.95%, due 6/15/18		1,004,140
			2,004,140
	Electric Power Generation, Transmission and Distribution	0.6%
	Exelon Corp.
1,000,000	1.55%, due 6/9/17		1,000,312
	Electrical Equipment Manufacturing	2.1%
	Amphenol Corp.
1,430,000	1.55%, due 9/15/17		1,430,831
	Fortive Corp.
1,000,000	1.80%, due 6/15/19 (a)		997,377
	Honeywell International, Inc.
1,000,000	1.40%, due 10/30/19		993,959

			3,422,167
	Finanacial Services	0.2%
	Morgan Stanley
250,000	1.842%, due 2/14/20 (b)		250,997
	Financial Services	0.6%
	Principal Life Global Funding II
1,000,000	1.50%, due 9/11/17 (a)		1,000,484
	Food	0.6%
	Kroger Co.
1,000,000	1.50%, due 9/30/19		988,175
	Food and Beverage	0.6%
	Coca-Cola Co.
1,000,000	1.375%, due 5/30/19		997,686
	Healthcare Facilities and Services	0.9%
	Express Scripts Holding Co.
1,430,000	1.25%, due 6/2/17		1,429,929
	Home and Office Products Manufacturing	0.3%
	Newell Brands, Inc.
500,000	2.15%, due 10/15/18		503,189
	Home Improvement	0.5%
	Whirlpool Corp.
800,000	1.35%, due 3/1/17		800,000
	Insurance	1.2%
	Metropolitan Life Global Funding I
2,000,000	1.39%, due 4/10/17 (a) (b)		2,001,160
	Machinery Manufacturing	1.8%
	Caterpillar Financial Services
1,000,000	1.25%, due 8/18/17		1,000,522
	John Deere Capital Corp.
2,000,000	1.65%, due 10/15/18		2,002,957
			3,003,479
	Medical Equipment and Devices Manufacturing	1.9%
	Abbott Laboratories
1,000,000	2.35%, due 11/22/19		1,005,978
	Danaher Corp.
500,000	1.65%, due 9/15/18		500,466
	St. Jude Medical, Inc.
1,000,000	2.00%, due 9/15/18		1,003,191
	Stryker Corp.
500,000	2.00%, due 3/8/19		502,405
			3,012,040
	Medical Equipment and Supplies Manufacturing	1.8%
	Becton Dickinson and Co.
500,000	1.45%, due 5/15/17		500,046
1,450,000	1.80%, due 12/15/17		1,453,505
	Zimmer Holdings, Inc.
1,000,000	2.00%, due 4/1/18		1,003,518
			2,957,069
	Metals and Mining	0.3%
	Freeport-McMoRan, Inc.
500,000	2.30%, due 11/14/17		501,250
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.9%

	Harris Corp.
1,000,000	1.999%, due 4/27/18		1,002,596
	Medtronic, Inc.
500,000	1.50%, due 3/15/18		500,917
			1,503,513
	Office Equipment	0.6%
	Xerox Corp.
1,000,000	2.95%, due 3/15/17		1,000,657
	Other Electrical Equipment and Component Manufacturing	0.6%
	Corning, Inc.
1,000,000	1.50%, due 5/8/18		999,211
	Other Financial Investment Activities	0.9%
	NextEra Energy Capital Holdings, Inc.
1,500,000	2.056%, due 9/1/17		1,505,868
	Other Food Manufacturing	0.3%
	J.M. Smucker Co.
500,000	1.75%, due 3/15/18		501,367
	Other Telecommunications	0.6%
	AT&T, Inc.
1,000,000	2.30%, due 3/11/19		1,006,290
	Petroleum and Coal Products Manufacturing	0.6%
	Chevron Corp.
1,000,000	1.365%, due 3/2/18		1,000,201
	Pharmaceuticals	1.2%
	AbbVie, Inc.
500,000	1.80%, due 5/14/18		501,264
	Baxalta, Inc.
500,000	2.00%, due 6/22/18		501,521
	Shire Acquisitions Investments Ireland DAC
500,000	1.90%, due 9/23/19		496,456
	Teva Pharmaceutical Finance Netherlands III BV
500,000	1.70%, due 7/19/19		493,882
			1,993,123
	Real Estate	0.6%
	Ventas Realty LP
1,000,000	1.25%, due 4/17/17		999,977
	Restaurants	0.3%
	McDonald's Corp.
500,000	2.10%, due 12/7/18		504,068
	Retail - Consumer Discretionary	1.0%
	eBay, Inc.
1,600,000	1.239%, due 7/28/17 (b)		1,601,039
	Retail - Consumer Staples	0.9%
	Sysco Corp.
1,400,000	1.90%, due 4/1/19		1,404,141
	Semiconductors	0.3%
	Broadcom Corp.
500,000	2.375%, due 1/15/20 (a)		500,810
	Software and Services	1.5%
	Microsoft Corp.
1,460,000	1.30%, due 11/3/18		1,460,694
	Thomson Reuters Corp.

1,000,000	1.65%, due 9/29/17		1,001,712
			2,462,406
	Supermarkets & Pharmacies	0.3%
	Walgreens Boots Alliance, Inc.
500,000	1.75%, due 5/30/18		501,148
	Transportation & Logistics	0.3%
	PACCAR Financial Corp.
500,000	1.20%, due 8/12/19		493,100
	Utilities	3.3%
	Dominion Resources, Inc.
1,000,000	1.875%, due 1/15/19		1,000,668
500,000	1.60%, due 8/15/19		494,201
	Pacific Gas & Electric Co.
1,000,000	1.254%, due 11/30/17 (b)		1,000,831
	Public Service Enterprise Group, Inc.
2,000,000	1.60%, due 11/15/19		1,979,400
	Sempra Energy
1,000,000	1.625%, due 10/7/19		991,238
			5,466,338
	Total Corporate Bonds (cost $81,283,104)		81,391,466

	MORTGAGE-BACKED SECURITIES	15.8%
	Commercial Mortgage-Backed Securities	0.5%
	Hyatt Hotel Portfolio Trust
750,000	2.472%, due 11/15/29, Series 2015-HYT, Class B (a) (b)		753,368
	Residential Mortgage-Backed Securities	10.9%
	American Homes 4 Rent
2,500,000	2.122%, due 6/17/31, Series 2014-SFR1, Class B (a) (b)		2,493,061
	BlueVirgo Trust
2,966,011	3.00%, due 12/15/22, Series 15-1A (a) (d)		2,988,909
	Colony American Homes
2,250,000	2.122%, due 5/17/31, Series 2014-1A, Class B (a) (b)		2,244,075
	Equity Mortgage Trust
1,474,707	1.626%, due 5/8/31, Series 2014-INNS, Class A (a) (b)		1,477,234
	Invitation Homes Trust
4,000,000	2.272%, due 6/17/31, Series 2014-SFR1, Class B (a) (b)		4,002,456
	PFS Tax Lien Trust
360,164	1.44%, due 5/15/29, Series 2014-1 (a)		357,863
	Silver Bay Realty Trust
3,000,000	2.222%, due 9/17/31, Series 2014-1, Class B (a) (b)		2,979,702
	Starwood Waypoint Residential Trust
1,462,055	2.072%, due 1/17/32, Series 2014-1, Class A (a) (b)		1,466,957
			18,010,257
	U.S. Government Agencies	4.4%
	FHLMC ARM Pool (b)
2,317	2.865%, due 2/1/22, #845113		2,381
14,194	2.499%, due 10/1/22, #635206		14,531
2,973	2.784%, due 6/1/23, #845755		3,043
267,643	2.835%, due 1/1/25, #785726		278,799
9,345	3.283%, due 1/1/33, #1B0668		9,547
334,176	2.75%, due 10/1/34, #782784		356,031
140,304	3.302%, due 12/1/34, #1G0018		147,704

77,738	3.155%, due 4/1/36, #847671		82,866
	FHLMC Pool
119,345	5.00%, due 10/1/38, #G04832		130,658
	FNMA ARM Pool (b)
18,893	3.415%, due 7/1/25, #555206		19,020
64,555	2.064%, due 7/1/27, #424953		65,135
66,756	2.762%, due 3/1/28, #556438		69,054
66,465	2.671%, due 6/1/29, #508399		68,038
177,658	2.615%, due 4/1/30, #562912		183,954
29,564	2.951%, due 10/1/30, #670317		30,656
37,685	2.865%, due 9/1/31, #597196		37,859
24,382	2.652%, due 11/1/31, #610547		24,906
253,081	2.942%, due 10/1/33, #743454		265,510
715,096	3.25%, due 11/1/33, #755253		761,689
1,036,480	2.873%, due 5/1/34, #AC5719		1,092,174
216,942	2.919%, due 7/1/34, #779693		227,407
203,187	2.785%, due 10/1/34, #795136		213,343
33,476	3.22%, due 1/1/35, #805391		35,305
152,379	2.608%, due 10/1/35, #846171		161,256
83,639	2.926%, due 10/1/35, #845041		88,630
345,645	3.166%, due 1/1/36, #849264		361,834
75,510	2.965%, due 6/1/36, #872502		79,640
501,548	3.207%, due 1/1/37, #906389		530,972
510,978	3.531%, due 3/1/37, #907868		545,220
46,144	2.875%, due 10/1/37, #955963		47,313
256,910	3.515%, due 11/1/37, #953653		266,276
	FNMA Pool
337,376	5.00%, due 6/1/40, #AD5479		371,051
41,670	4.00%, due 11/1/41, #AJ3797		44,001
	GNMA II ARM Pool (b)
5,141	2.25%, due 11/20/21, #8871		5,255
27,192	2.25%, due 10/20/22, #8062		27,832
92,926	2.25%, due 11/20/26, #80011		95,902
23,557	2.25%, due 11/20/26, #80013		24,326
13,496	2.25%, due 12/20/26, #80021		13,940
5,541	2.00%, due 1/20/27, #80029		5,723
101,702	2.125%, due 7/20/27, #80094		105,354
130,942	2.125%, due 8/20/27, #80104		135,580
5,961	2.25%, due 10/20/27, #80122		6,160
49,441	2.00%, due 1/20/28, #80154		51,122
108,695	2.25%, due 10/20/29, #80331		112,581
19,985	2.25%, due 11/20/29, #80344		20,687
			7,220,265
	Total Mortgage-Backed Securities (cost $25,598,340)		25,983,890

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	33.5%
	U.S. Government Agencies	14.9%
	FHLB
5,000,000	0.875%, due 5/24/17		5,003,640
	FHLMC
1,500,000	1.00%, due 3/8/17		1,500,155
5,000,000	0.75%, due 7/14/17		5,001,610

6,000,000	0.875%, due 3/7/18		5,995,080
1,000,000	0.875%, due 10/12/18		995,417
	FNMA
6,000,000	1.00%, due 9/27/17		6,009,192
			24,505,094
	U.S. Treasury Notes	18.6%
	U.S. Treasury Note
9,500,000	0.75%, due 3/15/17		9,501,387
5,000,000	0.875%, due 6/15/17		5,005,220
1,000,000	1.00%, due 9/15/17		1,001,543
5,000,000	0.75%, due 2/15/19		4,954,980
2,000,000	1.00%, due 3/15/19		1,990,546
3,300,000	0.875%, due 4/15/19		3,273,640
5,000,000	0.875%, due 6/15/19		4,951,465
			30,678,781
	Total U.S. Government Agencies and Instrumentalities (cost $55,249,827)		55,183,875

Shares	SHORT-TERM INVESTMENTS	0.8%
1,274,946	Fidelity Institutional Money Market Government Portfolio - Class I, 0.45% (c)		1,274,946
	Total Short-Term Investments (cost $1,274,946)		1,274,946

	Total Investments (cost $163,406,217)	99.5%	163,834,177
	Other Assets less Liabilities	0.5%	860,472
	TOTAL NET ASSETS	100.0%	$164,694,649

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As February 28, 2017, the value of these investments was $26,763,876 or 16.3% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of February 28, 2017.
(c)	Rate shown is the 7-day annualized yield as of February 28, 2017.
(d)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.

	ARM - Adjustable Rate Mortgage
	FHLB - Federal Home Loan Bank
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association

PIA Funds

Notes to the Schedule of Investments
February 28, 2017 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, and the PIA Short-Term Securities Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.  The Funds determine the fair value of their investments and compute the net asset value per share of each Fund as of the close of regular trading on the New York stock exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of February 28, 2017, the PIA High Yield Fund had investments in illiquid securities with a total value of $1,136,338 or 0.8% of total net assets.

High Yield Fund	Shares/PAR	Dates Acquired	Cost Basis

Liberty Tire Recycling Holdco, LLC	21,500	3/15	$12,688
Liberty Tire Recycling Holdco, LLC	$530,839	11/13 – 2/17	610,976
Modular Space Corp.	67,408	2/17	330,973
CHC Helicopter	179,436	2/17	124,224
American Gilsonite Co.	314,815	8/12	829,384

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees (“Board”) as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of February 28, 2017, Pacific Income Advisers, Inc. has determined that all the Rule 144A securities held by the Funds are considered liquid.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2017:

PIA BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$198,480,703	$-	$198,480,703
Sovereign Bonds	-	12,694,913	-	12,694,913
U.S. Government Instrumentalities	-	5,950,327	-	5,950,327
Total Fixed Income	-	217,125,943	-	217,125,943
Short-Term Investments	2,715,599	-	-	2,715,599
Total Investments	$2,715,599	$217,125,943	$-	$219,841,542

PIA MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$-	$843,775	$-	$843,775
Residential Mortgage-Backed Securities	-	4,841,406	-	4,841,406
Mortgage-Backed Securities – U.S. Government Agencies	-	76,354,524	-	76,354,524
U.S. Government Instrumentalities	-	1,001,543	-	1,001,543
Total Fixed Income	-	83,041,248	-	83,041,248
Short-Term Investments	20,935,581	-	-	20,935,581
Total Investments	$20,935,581	$83,041,248	$-	$103,976,829

PIA High Yield Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$133,566,939	$439,039	$134,005,978
Total Fixed Income	-	133,566,939	439,039	134,005,978
Common Stocks
Construction	-	-	330,973	330,973
Wholesale Trade	-	-	10,000	10,000
Total Common Stocks	-	-	340,973	340,973
Short-Term Investments	1,262,000	-	-	1,262,000
Total Investments	$1,262,000	$133,566,939	$780,012	$135,608,951

PIA Short-Term Securities Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$81,391,466	$-	$81,391,466
Mortgage-Backed Securities	-	22,994,981	2,988,909	25,983,890
U.S. Government Agencies and Instrumentalities	-	55,183,875	-	55,183,875
Total Fixed Income	-	159,570,322	2,988,909	162,559,231
Short-Term Investments	1,274,946	-	-	1,274,946
Total Investments	$1,274,946	$159,570,322	$2,988,909	$163,834,177

Refer to the Funds’ schedule of investments for a detailed break-out of securities. Transfers between levels are recognized at February 28, 2017, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  The PIA BBB Bond Fund and the PIA MBS Bond Fund held no Level 3 securities during the period ended February 28, 2017.

The following is a reconciliation of the PIA High Yield Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2016	$10,000	$-
Accrued discounts/premiums	-	-
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	-	-
Purchases	330,973	439,039
Sales	-	-
Transfers in and/or out of Level 3	-	-
Balance as of February 28, 2017	$340,973	$439,039

The following is a reconciliation of the Short-Term Securities Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Mortgage-Backed Securities
Balance as of November 30, 2016	$3,266,566
Accrued discounts/premiums	22,916
Realized gain/(loss)	1,195
Change in unrealized appreciation/(depreciation)	(35,316)
Purchases	-
Sales	(266,452)
Transfers in and/or out of Level 3	-
Balance as of February 28, 2017	$2,988,909

The change in unrealized appreciation/(depreciation) for level 3 securities still held at February 28, 2017, and still classified as level 3 was ($35,316).

On March 10, 2015, the PIA High Yield Fund received a newly issued Liberty Tire Recycling Holdco, LLC (“Liberty Tire”) bond, due 2021 and common stock in exchange for the previously held Liberty Tire bond, due 2015.  This exchange was the result of a financial restructuring by Liberty Tire.  Since receipt of the newly issued securities, the Valuation Committee has fair valued the Liberty Tire bond, due 2021 utilizing a single broker quote and fair valued the common stock based on the residual value assigned to the newly issued common stock at the time of the exchange.  Beginning on August 2, 2016, a primary pricing source utilized by the Fund began providing a daily fair valuation for the Liberty Tire bond resulting in a transfer from level 3 to level 2.  The fair value of the Liberty Tire common stock continues to be based on significant unobservable inputs due to the lack of reliable market data, resulting in the security categorized as level 3 of the fair value hierarchy.  If the financial condition of Liberty Tire were to deteriorate, the value of the common stock would likely decrease.

On February 3, 2017 and February 8, 2017, the PIA High Yield Fund paid $124,224 and $330,973 in a subscription rights offering to purchase a second-lien convertible note of CHC Helicopter, due 2020, and shares of Modular Space Corp., respectively. At February 28, 2017, the note and shares had not been issued yet, so the securities were valued at cost.

The American Gilsonite bond, due 2021, was received in exchange for the previously held American Gilsonite bond, due 2017, in the reorganization of American Gilsonite. Since receipt of the newly issued security on January 5, 2017, the Valuation Committee has fair valued the bond, due 2021, utilizing a single broker quote.

At February 28, 2017, the Blue Virgo Trust bond was valued based on a single broker quote.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows*:

PIA BBB Bond Fund

Cost of investments	$214,782,627

Gross unrealized appreciation	$7,829,871
Gross unrealized depreciation	(2,770,956)
Net unrealized appreciation	$5,058,915

PIA MBS Bond Fund

Cost of investments	$102,709,218

Gross unrealized appreciation	$1,577,881
Gross unrealized depreciation	(310,270)
Net unrealized appreciation	$1,267,611

PIA High Yield Fund

Cost of investments	$134,131,267

Gross unrealized appreciation	$4,743,987
Gross unrealized depreciation	(3,266,303)
Net unrealized appreciation	$1,477,684

PIA Short-Term Securities Fund

Cost of investments	$163,406,217

Gross unrealized appreciation	$631,306
Gross unrealized depreciation	(203,346)
Net unrealized appreciation	$427,960

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect the tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
             Douglas G. Hess, President

Date   4/26/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
             Douglas G. Hess, President

Date   4/26/17

By (Signature and Title)*  /s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date   4/26/17
* Print the name and title of each signing officer under his or her signature.